Loans Receivable, Net	12 Months Ended
Dec. 31, 2024
LOANS RECEIVABLE, NET [Abstract]
Loans Receivable, Net
6.	LOANS RECEIVABLE, NET
Consumer and Small Medium sized Enterprises (“SME”) loans primarily consist of loans receivable provided to both Shopee buyers and sellers. On the buyer side, the Company offers consumption loans (SPayLater) which gives users the ability to complete their purchase first and make the payment later or in instalments, and cash loans which allows users to meet their short-term borrowing needs. On the seller side, the Company offers unsecured SME loans to help sellers expand their operations and fast escrow services to help sellers receive their funds faster and improve cash flow management.
The Company monitors credit quality for all loans receivable on a recurring basis by evaluating the customers’ prior repayment history available internally and external sources information, where applicable. The Company uses delinquency status and trends to assist in making new and ongoing credit decisions, and to plan its collection practices and strategies. The following table presents the loans receivable by each of the loan portfolio:

	As of December 31,
	2023	2024
	$	$

Consumer and SME loans	2,656,484	4,354,747
Other loans	150,297	255,397

	2,806,781	4,610,144
Allowance for credit losses	(321,568)	(449,335)

	2,485,213	4,160,809

Transfers of loans receivable that do not qualify for sale accounting continue to be reported on the Company’s consolidated balance sheets. As of December 31, 2023 and 2024, $133,578 and $70,754, respectively, of such loans receivable remained outstanding (see Note 12).

The following table is a summary of the delinquency status of the loans receivable by year of origination:

	As of December 31, 2023
	Year of origination
	2023	2022	2021	2020	2019	Prior	Total
Consumer and SME loans	$	$	$	$	$	$	$
Delinquency:
Current	2,448,363	4,934	–	–	–	–	2,453,297
Past due
- 1 to 30 days	64,015	1,054	–	–	–	–	65,069
- 31 to 60 days	49,419	925	–	–	–	–	50,344
- 61 to 90 days	42,239	2,054	–	–	–	–	44,293
- More than 90 days	41,843	1,638	–	–	–	–	43,481

	2,645,879	10,605	–	–	–	–	2,656,484

Current period gross write-off	182,145	358,503	4,834	–	–	–	545,482

Other loans
Delinquency:
Current	104,770	927	399	30,769	3,132	2,214	142,211
Past due
- 1 to 30 days	4,660	8	6	98	86	17	4,875
- 31 to 60 days	1,776	4	30	38	260	275	2,383
- 61 to 90 days	10	9	–	28	51	16	114
- More than 90 days	69	52	17	210	242	124	714

	111,285	1,000	452	31,143	3,771	2,646	150,297

Current period gross write-off	–	16	12	205	775	220	1,228

	As of December 31, 2024
	Year of origination
	2024	2023	2022	2021	2020	Prior	Total
Consumer and SME loans	$	$	$	$	$	$	$
Delinquency:
Current	3,984,138	74,694	154	–	–	–	4,058,986
Past due
- 1 to 30 days	95,797	952	1	–	–	–	96,750
- 31 to 60 days	73,694	1,634	2	–	–	–	75,330
- 61 to 90 days	58,547	2,597	9	–	–	–	61,153
- More than 90 days	58,412	4,103	13	–	–	–	62,528

	4,270,588	83,980	179	–	–	–	4,354,747

Current period gross write-off	272,582	333,714	7,112	–	–	–	613,408

Other loans
Delinquency:
Current	205,761	1,579	558	184	30,520	3,191	241,793
Past due
- 1 to 30 days	9,183	4	5	62	47	127	9,428
- 31 to 60 days	3,695	–	–	18	–	73	3,786
- 61 to 90 days	–	8	–	–	16	61	85
- More than 90 days	16	53	21	38	85	92	305

	218,655	1,644	584	302	30,668	3,544	255,397

Current period gross write-off	–	274	13	3	185	316	791

An analysis of the loans receivable’s allowance for credit losses by portfolio segment is as follows:

	$	$	$
	Consumer and SME loans	Other loans	Total
	$	$	$
Balance as of January 1, 2023	237,379	1,440	238,819
Provision for credit losses	624,143	3,785	627,928
Write-off of loans receivable	(545,482)	(1,228)	(546,710)
Exchange differences	1,518	13	1,531

Balance as of December 31, 2023	317,558	4,010	321,568
Provision for credit losses	760,577	4,204	764,781
Write-off of loans receivable	(613,408)	(791)	(614,199)
Exchange differences	(22,560)	(255)	(22,815)

Balance as of December 31, 2024	442,167	7,168	449,335